CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net loss		$ (64.5)	$ (66.8)
Adjustments for:
Foreign exchange loss (gain)		3.3	(4.8)
Depreciation and depletion		235.1	195.9
Other non-cash adjustments		113.7	36.6
Income tax expense		5.3	1.4
Finance income		(7.5)	(3.8)
Finance costs		13.2	27.8
Reclamation and closure costs paid		(2.4)	(4.0)
Cash flows from (used in) operations before changes in working capital		296.2	182.3
Change in non-cash operating working capital		(5.8)	9.1
Income taxes paid		(2.8)	(0.7)
Cash generated from operations		287.6	190.7
INVESTING ACTIVITIES
Mining interests		(265.9)	(292.9)
Transaction costs from sale of Blackwater stream	[1]	0.0	(2.6)
Tax refunds collected from Mesquite sale	[2]	0.0	12.8
Proceeds from sale of equity investments		25.3	0.0
Proceeds from sale of other assets		0.0	0.9
Investment and other financial instrument acquisitions		(0.9)	(4.0)
Interest received		7.5	3.9
Cash used by investing activities		(234.0)	(281.9)
FINANCING ACTIVITIES
Repayment of long-term debt and premium paid		0.0	(101.6)
Proceeds received from issuance of shares		5.1	0.9
Lease payments		(9.3)	(10.3)
Cash settlement of non-current derivative financial liabilities		(28.9)	(36.4)
Interest paid		(35.5)	(37.6)
Cash used by financing activities		(68.6)	(185.0)
Effect of exchange rate changes on cash and cash equivalents		(0.3)	(4.5)
Change in cash and cash equivalents		(15.3)	(280.7)
Cash and cash equivalents, beginning of period		200.8	481.5
Cash and cash equivalents, end of period		185.5	200.8
Cash and cash equivalents are comprised of:
Cash		140.6	167.7
Short-term money market instruments		44.9	33.1
Cash and cash equivalents, end of period		$ 185.5	$ 200.8

[1]	In 2021 the Company disposed of the Blackwater gold stream for $300.0 million. Blackwater stream transaction costs of $2.6 million were paid in 2022.
[2]	In September 2022, the Company collected the $12.8 million receivable for outstanding income tax refunds at Mesquite.